Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	BANK BRADESCO
Entity Central Index Key	0001160330
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Common shares
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	3,354,393,420
Preferred shares
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	3,339,187,552